Commitments and Contingencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) anniversary	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Commitment period anniversary from closing | anniversary	5
Right to close commitment period early, percentage of commitment satisfied	90.00%
Committed tenant improvements and leasing inducements amount | $	$ 83.3	$ 47.6